UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $288,145 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     5600   114160 SH       SOLE                   114160
Accuray Inc                    COM                             104    11525 SH       SOLE                    11525
American Express               COM              025816109      207     4575 SH       SOLE                     4575
Amgen Inc                      COM                             791    14808 SH       SOLE                    14808
AT&T                           COM              001957109      349    11398 SH       SOLE                    11398
Automatic Data Processing      COM              053015103      572    11145 SH       SOLE                    11145
Berkshire Hathaway Cl A 1/100t COM                             251      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    70989   848849 SH       SOLE                   848849
BP plc ADR                     COM              055622104      203     4600 SH       SOLE                     4600
Bristol-Myers Squibb           COM              110122108     1024    38750 SH       SOLE                    38750
Caterpillar Inc                COM              149123101      225     2025 SH       SOLE                     2025
Central Fund of Canada Cl A                     153501101    15293   683645 SH       SOLE                   683645
Chevron                        COM              166764100      290     2700 SH       SOLE                     2700
cisco Systems                  COM              17275R102     4448   259350 SH       SOLE                   259350
Clorox                         COM              189054109      220     3140 SH       SOLE                     3140
Coca Cola                      COM              191216100    16348   246430 SH       SOLE                   246430
ConocoPhillips                 COM              20825C104    11621   145520 SH       SOLE                   145520
Diageo PLC ADR                 COM                             341     4475 SH       SOLE                     4475
Dodge & Cox Balanced Fd                                        413     5629 SH       SOLE                     5629
Dominion Resources Black Warri COM              25746Q108     1616   116550 SH       SOLE                   116550
Duke Energy                    COM              264399106      245    13500 SH       SOLE                    13500
Enterprise Prods Ptn           COM                             263     6100 SH       SOLE                     6100
Exelon Corporation             COM                             318     7700 SH       SOLE                     7700
Exxon Mobil                    COM              30231G102    34608   411362 SH       SOLE                   411362
First Industrial Realty        COM                             305    25645 SH       SOLE                    25645
General Electric               COM              369604103      594    29623 SH       SOLE                    29623
Home Depot                     COM              437076102     7384   199234 SH       SOLE                   199234
Honeywell Intl                 COM              438516106      846    14173 SH       SOLE                    14173
Illinois Tool Works            COM                             697    12975 SH       SOLE                    12975
Int'l Business Machines        COM              459200101     1255     7698 SH       SOLE                     7698
J.P. Morgan Chase              COM              46625H100      277     6000 SH       SOLE                     6000
Johnson & Johnson              COM              478160104    19924   336268 SH       SOLE                   336268
Kraft Foods Cl A               COM                            7196   229462 SH       SOLE                   229462
Lilly Eli & Company            COM              532457108    14044   399330 SH       SOLE                   399330
Lowe's Companies               COM              548661107     1260    47680 SH       SOLE                    47680
M&T Bank                       COM                             776     8775 SH       SOLE                     8775
McDonalds Corp                 COM              580135101      245     3225 SH       SOLE                     3225
Medtronic Inc                  COM                             799    20300 SH       SOLE                    20300
Merck & Co                     COM              589331107    20049   607361 SH       SOLE                   607361
MSCI Japan i Shares                                            210    20400 SH       SOLE                2     400
Pepsico                        COM              713448108     1308    20302 SH       SOLE                    20302
Philip Morris Int'l            COM                             386     5882 SH       SOLE                     5882
Procter & Gamble               COM              742718109      893    14500 SH       SOLE                    14500
Texas Citizens Bank            COM                             172    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      266     7684 SH       SOLE                     7684
U S Bancorp                    COM              902973304     9357   354015 SH       SOLE                   354015
United States Natural Gas Fund                                2899   252096 SH       SOLE                   252096
USG Corp                       COM              903293405    17237  1034653 SH       SOLE                  1034653
Vanguard 500 Index Fd                                          488     4834 SH       SOLE                     4834
Wal-Mart                       COM              931142103     2967    57000 SH       SOLE                    57000
Wells Fargo & Co               COM              949746101     9344   294673 SH       SOLE                   294673
Zimmer Holdings                COM                             628    10367 SH       SOLE                    10367